Stockholders' Equity (Details) - USD ($)				1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 02, 2020	Jan. 02, 2020	Jan. 02, 2019	Nov. 19, 2020	Feb. 28, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Feb. 16, 2021
Stockholder's Equity [Abstract]
Preferred stock shares authorized								10,000,000		10,000,000	1,000,000
Preferred stock par value (in Dollars per share)								$ 0.00001		$ 0.00001	$ 0.00001
Common stock shares authorized								100,000,000		100,000,000	20,000,000
Common stock par value (in Dollars per share)								$ 0.00001		$ 0.00001	$ 0.00001
Shares of common stock										139,220	63,203
Common stock gross proceeds (in Dollars)										$ 1,376,900	$ 625,000
Accounts payable gross proceeds (in Dollars)						$ 1,125	$ 1,781			$ 5,288	$ 463,815
Reverse stock split, description				the Company filed an amendment to its Articles of Incorporation and effected 1-for-4.944260256 reverse stock split of its issued and outstanding shares of common stock, $0.00001 par value, whereby 15,550,627 outstanding shares of the Company’s common stock were exchanged for 3,145,153 newly issued shares of the Company’s common stock. Under the terms of the reverse stock split, fractional shares issuable to stockholders were rounded to the nearest whole share, with cash paid in lieu of any fractional shares, resulting in a reverse split of 1-for-4.944260256.
Transfer amount (in Dollars)	$ 119	$ 119	$ 113
Net proceeds (in Dollars)								$ 18,000,000
Common stock shares						85,325			128,303
Gross proceeds (in Dollars)						$ 425,000			$ 1,268,900
Shares issued						113			293
Amount of accounts payable. (in Dollars)						$ 1,125			$ 2,906
Shares of common stock								90,000
Exercise price per share (in Dollars per share)								$ 12.50
Initial public offering price (in Dollars per share)								$ 1.25
Income Tax Effects Allocated Directly to Equity, Cumulative Effect of Change in Accounting Principle (in Dollars)								$ 639,000
Number of complex and subjective variables years								5 years
Price volatility								100.00%
Risk-free interest rate (in Dollars per share)								$ 0.006
Preferred Stock [Member]
Stockholder's Equity [Abstract]
Incorporation filed date										May 12, 2017
Preferred stock shares authorized								10,000,000		1,000,000
Preferred stock par value (in Dollars per share)								$ 0.00001		$ 0.00001
Shares of consulting services
Accounts payable gross proceeds (in Dollars)
Common Stock [Member]
Stockholder's Equity [Abstract]
Common stock shares authorized								100,000,000		20,000,000
Common stock par value (in Dollars per share)								$ 0.00001		$ 0.00001
Shares of consulting services						113	180			533	46,903
Accounts payable gross proceeds (in Dollars)
CEO [Member]
Stockholder's Equity [Abstract]
Shares of common stock									40,450	40,450	60,674
Common stock gross proceeds (in Dollars)									$ 400,000	$ 400,000	$ 600,000
Family Member [Member]
Stockholder's Equity [Abstract]
Shares of common stock									8,393	8,999
Common stock gross proceeds (in Dollars)									$ 83,000	$ 89,000
Private Placements [Memner]
Stockholder's Equity [Abstract]
Price per share (in Dollars per share)										$ 9.89
IPO [Member]
Stockholder's Equity [Abstract]
Price per share (in Dollars per share)												$ 10.00
Shares of common stock										1,800,000
Common stock gross proceeds (in Dollars)										$ 16,000,000
Shares of common stock								1,800,000
Net proceeds (in Dollars)					$ 15,783,207